Related Party Transactions (Details) - USD ($)						1 Months Ended								3 Months Ended		12 Months Ended
	Oct. 15, 2020	Oct. 15, 2020	Apr. 13, 2020	Apr. 13, 2020	Jan. 09, 2020	Dec. 31, 2020	Sep. 18, 2020	Dec. 31, 2019	May 23, 2019	May 20, 2019	Apr. 30, 2019	Sep. 30, 2018	Sep. 24, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 04, 2019
Related Party Transactions (Details) [Line Items]
Payments of stock issuance costs			$ 20,000	$ 20,000
Stock option shares purchase (in Shares)			200,000	200,000
Earned option shares (in Shares)			100,000	100,000
Earned outstanding (in Shares)			100,000	100,000
Cash consideration	$ 20,000	$ 20,000
Cash bonus	$ 50,000	$ 50,000
Non qualified shares (in Shares)	200,000	200,000
Amount paid						$ 460,000		$ 240,000						$ 120,000			$ 460,000	$ 240,000
Purchase share (in Shares)							100,000
Price per share (in Shares)							0.21
Shares of common stock (in Shares)							100,000
Fair market value (in Shares)							2.56
Salary and wage amount																	210,000	38,000
Base salary and bonus amount																	104,000	90,000
Gx Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Payments of stock issuance costs																		510,867
Repayment of debt									$ 280,000
Incurred service fees paid						120,000		80,000						30,000	$ 30,000
Working capital loans														$ 120,000
Business combination description														(A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the shareholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Gx Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares issued (in Shares)												8,625,000
Aggregate purchase price												$ 25,000
No consideration shares (in Shares)											1,437,500
Founder shares outstanding (in Shares)											7,187,500
Founder shares (in Shares)														7,187,500
Subject to forfeiture of shares (in Shares)														937,500
Issued and outstanding of founder shares rate														20.00%
Forfeited shares (in Shares)														937,500
LEMAX [Member]
Related Party Transactions (Details) [Line Items]
Amount paid																				$ 144,000
CURA Foundation [Member]
Related Party Transactions (Details) [Line Items]
Contribution made						375,000		$ 125,000						$ 125,000			375,000	$ 125,000
Cryoport Systems, Inc [Member]
Related Party Transactions (Details) [Line Items]
Amount paid						$ 158,000											$ 158,000
Ms. Hariri [Member]
Related Party Transactions (Details) [Line Items]
Salary and wage amount																			$ 86,000
Bonus and equity award amount																			$ 11,000
COTA, Inc [Member]
Related Party Transactions (Details) [Line Items]
Amount paid														$ 149,000
Over-Allotment Option [Member] | Gx Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued (in Shares)									3,750,000					3,750,000
Founder Shares (in Shares)						937,500								937,500			937,500
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued (in Shares)																	21,375,000
Private Placement [Member] | Gx Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Debt converted amount														$ 1,500,000			$ 1,500,000
Conversion price (in Dollars per share)						$ 10.00								$ 10.00			$ 10.00
Administrative Support Agreement [Member] | Gx Acquisition Corp [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Administrative support expenses										$ 10,000
Forecast [Member] | Mr. Pecora [Member]
Related Party Transactions (Details) [Line Items]
Salary and wage amount																$ 121,000
Series B [Member]
Related Party Transactions (Details) [Line Items]
Purchase share (in Shares)					8,495,796
Lessor per share (in Shares)					5.20
Dragasac Warrants [Member]
Related Party Transactions (Details) [Line Items]
Outstanding shares																	26.00%	30.00%
Promissory Note [Member] | Gx Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount													$ 300,000
Repayment of debt									$ 280,000
Initial Stockholders ("Founder Shares") [Member] | Gx Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued (in Shares)												8,625,000
Purchase price of shares issued												$ 25,000
Sponsors [Member] | Gx Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Percentage of issued and outstanding shares											20.00%
Description of sponsor																	The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the shareholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Sponsors [Member] | Over-Allotment Option [Member] | Gx Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued (in Shares)											1,437,500
Number of common stock outstanding (in Shares)											7,187,500
Maximum shares subject to forfeited (in Shares)											937,500
Sponsor [Member] | Gx Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued (in Shares)																	7,000,000
Administrative support expenses										$ 10,000
Sponsor [Member] | Private Placement [Member] | Gx Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued (in Shares)														7,000,000